[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21339
MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY	10020
(Address of principal executive offices)	(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	1/31/06

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2006 (unaudited)

		Face
		Amount	Value
		(000)	(000)
U.S. Government & Agency Securities (19.1%)
Federal Farm Credit Bank
4.25%, 2/12/07	(b)	$30,000	$29,997
4.26%, 10/6/06 - 12/28/06	(b)	65,000	64,988
4.27%, 8/18/06	(b)	25,000	24,997
4.28%, 4/20/06	(b)	15,000	15,000
4.34%, 10/6/06	(b)	19,800	19,803
4.38%, 3/22/07	(b)	25,000	24,992
4.44%, 9/21/07	(b)	5,000	5,002
4.46%, 12/29/06	(b)	30,000	29,996
Federal Home Loan Bank
2.05%, 7/24/06		2,500	2,475
2.20%, 2/27/06		4,500	4,494
2.25%, 7/24/06		1,700	1,684
2.75%, 11/15/06		4,360	4,296
3.00%, 2/5/07		2,000	1,963
3.13%, 11/15/06		1,500	1,482
3.20%, 11/29/06		11,640	11,500
4.15%, 8/2/06	(b)	22,100	22,094
4.22%, 5/16/06	(b)	6,500	6,499
4.28%, 6/2/06	(b)	15,000	14,997
4.29%, 6/1/06	(b)	13,300	13,297
4.36%, 12/13/06	(b)	20,000	19,994
4.40%, 8/21/06 - 12/29/06	(b)	45,000	44,983
Federal Home Loan Mortgage Corp.
2.13%, 6/12/06		11,500	11,424
2.15%, 2/10/06		4,000	3,998
2.25%, 12/4/06		2,000	1,960
2.27%, 4/28/06		9,000	8,970
2.75%, 10/6/06		6,125	6,047
2.81%, 2/2/06		9,000	9,000
3.00%, 5/5/06 - 9/29/06		8,913	8,831
3.13%, 9/22/06		6,800	6,734
3.80%, 12/27/06		7,000	6,945
4.37%, 6/22/07	(b)	5,000	49,976
5.50%, 7/15/06		7,000	7,038
Federal Home Loan Mortgage Corp., Discount Notes
4.48%, 11/14/06		5,000	4,822
4.23%, 8/4/06		5,000	4,892
3.66%, 2/7/06		4,000	3,998
3.86%, 3/31/06		8,000	7,950
4.37%, 3/15/06		2,066	2,056
4.35%, 7/5/06		5,000	4,907
Federal National Mortgage Association
2.15%, 4/13/06		42,525	42,335
4.27%, 5/22/06	(b)	3,000	3,000
Federal National Mortgage Association, Discount Notes
4.34%, 4/26/06		1,564	1,548
4.36%, 5/3/06		5,000	4,945
Total U.S. Government & Agency Securities (Cost $565,909)			565,909
Repurchase Agreements (81.2%)
Bear Stearns Cos., Inc., 4.46% dated 1/31/06, due 2/1/06, repurchase price $599,074; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.15% to 5.74%, due 3/1/27 to 12/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.25% to 6.38%, due 5/1/21 to 9/1/45, valued at $534,521.		599,000	599,000

1

CS First Boston LLC, 4.46% dated 1/31/06, due 2/1/06, repurchase price $565,070; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 3.53% to 5.17%, due 3/1/34 to 4/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.72% to 6.17%, due 6/1/32 to 5/1/42, valued at $576,304.	565,000	565,000
CS First Boston LLC, 4.50% dated 1/30/06, due 2/13/06, repurchase price $35,061; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.40%, due 1/1/31; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.56% to 5.66%, due 11/1/29 to 3/1/34, valued at $35,700.	35,000	35,000

Goldman Sachs group, Inc., 4.46%
dated 1/31/06, due 2/1/06, repurchase price $590,968; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.23% to 5.69%, due 9/1/35 to 11/1/35; Federal Home Loan Mortgage Corp., Gold Pool: 4.50% to 5.00%, due 8/1/11 to 10/1/19; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.66% to 6.67%, due 6/1/35 to 8/1/35; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% to 6.00%, due 6/1/18 to 1/1/36, valued at $602,713.

	590,895	590,895
UBS Securities LLC, 4.39%, dated 1/25/06, due 2/1/06, repurchase price $55,047; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 3.55% to 5.40%, due 2/1/32 to 9/1/39, valued at $56,101.	55,000	55,000
UBS Securities LLC, 4.44% dated 1/26/06, due 2/2/06, repurchase price $40,035; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 5.82%, due 9/1/30; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.43% to 4.50%, due 4/1/27 to 5/1/35, valued at $40,801.	40,000	40,000
UBS Securities LLC, 4.46% dated 1/31/06, due 2/1/06, repurchase price $523,065; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.38% to 5.59%, due 1/1/28 to 9/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.49% to 5.80%, due 7/1/19 to 6/1/40; Federal National Mortgage Association, Fixed Rate Mortgage: 6.03%, due 9/1/11, valued at $533,461.	523,000	523,000
Total Repurchase Agreements (Cost $2,407,895)		2,407,895
Total Investments (100.3%) (Cost $2,973,804)		2,973,804
Liabilities in Excess of Other Assets (-0.3%)		(8,278)
Net Assets (100%)		$2,965,526

(b)                   Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2006.

2

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2006 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Certificate of Deposit (5.0%)
Banking (2.5%)
HSBC USA, Inc.
4.00%, 7/18/06		$20,000	$20,000
4.30%, 4/18/06		19,000	19,000
Wells Fargo Bank NA
4.84%, 1/30/07		12,500	12,498
4.90%, 2/1/07		25,000	25,000
			76,498
International Banks (1.7%)
The Norinchukin Bank
4.59%, 3/27/06		52,000	52,000
Major Banks (0.8%)
Washington Mutual Bank FA
4.50%, 3/27/06		25,000	25,000
Total Certificate of Deposit (Cost $153,498)			153,498
Commercial Paper (44.1%)
Asset Backed — Automotive (2.9%)
DaimlerChrysler Revolving Auto Conduit LLC
4.32%, 2/1/06		15,000	15,000
New Center Asset Trust
4.48%, 2/1/06		75,896	75,896
			90,896
Asset Backed — Consumer (2.3%)
Park Avenue Rec. Corp.
4.52%, 2/27/06	(a)	20,000	19,935
Regency Markets No. 1 LLC
4.34%, 2/2/06	(a)	25,000	24,997
4.53%, 2/24/06	(a)	25,822	25,747
			70,679
Asset Backed — Corporate (4.7%)
Atlantis One Funding Corp.
3.94%, 3/20/06	(a)	15,000	14,923
4.29%, 4/24/06	(a)	25,000	24,758
4.66%, 7/13/06	(a)	10,000	9,795
Eureka Securitization, Inc.
4.56%, 3/21/06	(a)	20,000	19,879
4.56%, 3/24/06		50,000	49,679
Tulip Funding Corp.
4.53%, 2/24/06	(a)	25,000	24,928
			143,962
Asset Backed — Mortgage (1.6%)
Sydney Capital Corp.
4.45%, 3/16/06	(a)	22,790	22,670
4.57%, 3/24/06	(a)	25,815	25,649
			48,319
Asset Backed — Securities (24.0%)
Amstel Funding Corp.
3.93%, 2/27/06	(a)	20,000	19,943
4.13%, 3/27/06	(a)	20,000	19,877
4.60%, 6/14/06 - 6/20/06	(a)	37,612	36,969
4.63%, 7/7/06	(a)	35,000	34,312
4.69%, 7/24/06	(a)	15,000	14,669
Cancara Asset Securitization Ltd.
4.53%, 2/13/06	(a)	75,635	75,521
4.54%, 2/28/06	(a)	30,000	29,898
CC USA, Inc.
4.30%, 4/27/06	(a)	15,000	14,848
Clipper Receivables Co., LLC
4.54%, 3/15/06		50,000	49,736
4.56%, 3/27/06		30,000	29,796

1

Dorada Finance, Inc.
4.34%, 4/28/06	(a)	10,000	9,897
Galleon Capital LLC
4.56%, 3/27/06	(a)	25,000	24,830
Golden Fish LLC
4.36%, 2/1/06	(a)	20,000	20,000
4.47%, 3/6/06 - 3/7/06	(a)	30,000	29,876
4.49%, 3/10/06	(a)	35,652	35,488
4.57%, 3/28/06	(a)	12,563	12,476
Grampian Funding Ltd.
3.90%, 2/7/06	(a)	15,000	14,990
3.93%, 2/17/06	(a)	15,000	14,974
4.45%, 5/9/06	(a)	10,000	9,881
4.63%, 6/19/06	(a)	35,000	34,390
4.70%, 7/21/06	(a)	60,000	58,699
Scaldis Capital LLC
4.07%, 3/20/06		50,000	49,736
4.51%, 2/27/06	(a)	25,000	24,919
Solitaire Funding Ltd.
4.56%, 3/20/06	(a)	33,000	32,805
White Pine Finance LLC
4.42%, 3/15/06	(a)	43,000	42,999
			741,529
Asset Backet — Diversified (0.6%)
CRC Funding LLC
4.53%, 3/21/06	(a)	20,000	19,880
Banking (0.6%)
HSBC USA, Inc.
3.96%, 3/20/06		20,000	19,897
Diversified Financial Services (2.1%)
General Electric Capital Corp.
3.65%, 3/14/06		10,000	9,959
4.45%, 3/28/06		30,000	29,797
Network Rail CP Finance plc
4.50%, 2/6/06	(a)	23,875	23,860
			63,616
International Banks (3.7%)
Nordea NA
4.19%, 4/3/06		15,000	14,894
Rabobank USA Finance Corp.
4.47%, 2/1/06		100,000	100,000
			114,894
Investment Bankers/Brokers/Services (1.6%)
Goldman Sach Group, Inc.
4.53%, 2/3/06		50,000	49,988
Total Commercial Paper (Cost $1,363,660)			1,363,660
Corporate Notes (6.2%)
Asset Backed — Securities (1.2%)
CC USA, Inc.
3.50%, 3/10/06	(a)	13,000	12,995
4.05%, 7/24/06	(a)	7,500	7,500
4.75%, 11/13/06	(a)	15,000	14,999
			35,494
Banking (0.5%)
Wells Fargo Bank NA
4.80%, 1/17/07		15,000	15,000
International Banks (0.8%)
Australia & New Zealand Bank
4.49%, 12/22/06	(a)	25,000	25,000
Investment Bankers/Brokers/Services (3.7%)
Bank of America Corp.
4.58%, 2/20/06		75,000	75,000
Goldman Sachs Group, Inc.
4.62%, 8/7/06		40,000	40,000
			115,000
Total Corporate Notes (Cost $190,494)			190,494
Extendible Notes (12.9%)
Diversified Financial Services (2.7%)
General Electric Capital Corp.
4.57%, 6/16/06 - 8/17/06		85,000	85,053

2

International Banks (7.4%)
Commonwealth Bank of Australia
4.55%, 8/24/10		50,000	50,000
Royal Bank of Scotland plc
4.48%, 4/21/10	(a)(b)	135,000	135,000
Societe Generale
4.35%, 2/2/07	(a)	45,000	44,999
			229,999
Investment Bankers/Brokers/Services (2.8%)
Merrill Lynch & Co., Inc.
4.64%, 11/9/06		35,000	35,066
4.45%, 9/15/10	(b)	50,000	50,000
			85,066
Total Extendible Notes (Cost $400,118)			400,118
Floating Rate Notes (4.6%)
Asset Backed — Securities (0.8%)
Links Finance LLC
4.37%, 6/1/06	(a)(b)	25,000	25,000
Banking (1.6%)
Citigroup, Inc.
4.52%, 3/29/06	(b)	50,000	49,999
Finance — Automotive (0.8%)
American Honda Finance Corp.
4.29%, 5/12/06	(a)(b)	25,000	24,997
Insurance (0.1%)
ASIF Global Financing
4.55%, 5/30/06	(a)(b)	3,300	3,301
Major Banks (1.3%)
First Tennessee Bank NA
4.44%, 3/21/06	(b)	15,000	14,998
US Bank NA
4.49%, 9/29/06	(b)	25,000	24,999
			39,997
Total Floating Rate Notes (Cost $143,294)			143,294
Promissory Note (1.6%)
Investment Bankers/Brokers/Services (1.6%)
Goldman Sachs Group, Inc.
4.77%, 6/9/06 (Cost $50,000)		50,000	50,000
Time Deposit (9.7%)
Banking (4.8%)
Key Bank NA
4.48%, 2/1/06		150,000	150,000
International Banks (4.9%)
HSH Nordbank AG - NY
4.49%, 2/1/06		150,000	150,000
Total Time Deposit (Cost $300,000)			300,000
Repurchase Agreement (16.9%)
Goldman Sachs Group, Inc., 4.46%, dated 1/31/06, due 2/1/06, repurchase price $524,105; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 5.04%, due 1/1/36; Federal Home Loan Mortgage Corp., Gold Pool: 5.00%, due 11/1/25; Federal National Mortgage Association: 3.88% to 6.00%, due 9/1/18 to 1/1/36, valued at $534,521. (Cost $524,040)		524,040	524,040
Total Investments (101.0%) (Cost $3,125,104)			3,125,104
Liabilities in Excess of Other Assets (-1.0%)			(31,442)
Net Assets (100%)			$3,093,662

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2006.

3

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2006 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Certificate of Deposit (3.1%)
Banking (2.0%)
HSBC USA, Inc.
4.00%, 7/18/06		$55,000	$55,000
4.25%, 4/3/06		100,000	99,997
4.30%, 4/18/06		58,000	58,000
Wells Fargo Bank NA
4.80%, 1/17/07		65,000	65,000
4.84%, 1/30/07		67,500	67,487
			345,484
Major Banks (1.1%)
Washington Mutual Bank FA
4.31%, 2/1/06		150,000	150,000
4.50%, 3/27/06		50,000	50,000
			200,000
Total Certificate of Deposit (Cost $545,484)			545,484
Commercial Paper (37.6%)
Asset Backed — Automotive (0.3%)
Daimler Chrysler Revolving Auto Conduit LLC
4.32%, 2/1/06		53,112	53,112
Asset Backed — Consumer (4.2%)
Gemini Securitization Corp.
4.48%, 2/1/06	(a)	400,000	400,000
Mont Blanc Capital Corp.
4.53%, 3/14/06	(a)	50,000	49,742
Park Avenue Receivables Corp.
4.51%, 2/28/06	(a)	151,630	151,117
Regency Markets No. 1 LLC
4.52%, 2/24/06	(a)	145,622	145,203
			746,062
Asset Backed — Corporate (2.9%)
Atlantis One Funding Corp.
3.92%, 3/20/06	(a)	53,373	53,100
4.25%, 4/24/06	(a)	100,000	99,032
4.56%, 7/13/06	(a)	57,313	56,137
CIESCO LLC
4.52%, 3/23/06	(a)	100,000	99,372
Eureka Securitization, Inc.
4.48%, 3/20/06	(a)	70,000	69,590
4.50%, 3/16/06	(a)	34,300	34,116
Tulip Funding Corp.
4.52%, 2/24/06-2/28/06	(a)	93,636	93,344
			504,691

1

Asset Backed — Diversified (1.2%)
CRC Funding LLC
4.50%, 3/21/06	(a)	30,000	29,820
4.53%, 3/15/06- 3/22/06	(a)	187,350	186,282
			216,102
Asset Backed — Mortgage (2.3%)
Sydney Capital Corp.
4.43%, 3/16/06	(a)	115,000	114,391
4.50%, 2/22/06	(a)	225,610	225,018
4.54%, 3/24/06	(a)	65,290	64,884
			404,293
Asset Backed — Securities (21.1%)
Amstel Funding Corp.
3.92%, 2/27/06	(a)	75,000	74,788
4.10%, 3/27/06	(a)	60,000	59,631
4.43%, 5/16/06	(a)	60,000	59,232
4.47%, 5/8/06	(a)	55,000	54,344
4.50%, 6/2/06	(a)	77,000	75,835
4.52%, 6/14/06-6/20/06	(a)	126,450	124,296
4.55%, 7/7/06	(a)	161,345	158,172
4.59%, 7/24/06	(a)	65,000	63,566
Cancara Asset Securitisation LLC
4.52%, 2/13/06-2/28/06	(a)	139,275	138,924
CC USA, Inc.
4.30%, 4/27/06	(a)	45,000	44,543
4.52%, 2/27/06	(a)	66,000	65,785
4.62%, 7/27/06	(a)	50,000	48,871
Clipper Receivables Co., LLC
4.52%, 3/15/06		150,000	149,209
4.53%, 3/27/06		100,000	99,321
Dorada Finance, Inc.
4.30%, 4/28/06	(a)	40,000	39,589
4.50%, 3/28/06	(a)	34,000	33,766
4.62%, 7/28/06	(a)	40,000	39,091
Galleon Capital Corp.
4.51%, 2/28/06	(a)	133,880	133,427
4.53%, 3/27/06	(a)	56,000	55,620
Golden Fish LLC
4.36%, 2/1/06	(a)	65,602	65,602
4.37%, 2/2/06	(a)	44,837	44,832
4.45%, 3/6/06-3/7/06	(a)	73,387	73,083
4.47%, 3/13/06	(a)	68,128	67,790
4.54%, 3/24/06-3/28/06	(a)	299,606	297,629
4.56%, 2/28/06	(a)	60,000	59,795
4.57%, 3/23/06- 3/27/06	(a)	258,951	257,210
Grampian Funding LLC
3.90%, 2/7/06	(a)	60,000	59,961
3.92%, 2/17/06	(a)	60,000	59,895
4.05%, 3/24/06	(a)	166,500	165,545
4.47%, 5/9/06	(a)	173,000	170,931
4.55%, 6/19/06	(a)	196,000	192,581
4.62%, 7/21/06	(a)	200,000	195,674

2

Scaldis Capital LLC
4.50%, 2/27/06	(a)	152,348	151,853
4.52%, 2/28/06	(a)	100,000	99,661
Solitaire Funding Ltd.
4.52%, 2/13/06- 3/23/06	(a)	190,631	189,911
White Pine Finance LLC
4.42%, 2/15/06		49,000	49,000
			3,718,963
Banking (0.5%)
HSBC USA, Inc.
3.94%, 3/20/06		95,000	94,511
Diversified Financial Services (1.1%)
General Electric Capital Corp.
3.63%, 3/14/06		65,000	64,731
4.42%, 3/28/06		135,000	134,089
			198,820
Investment Bankers/Brokers/Services (2.6%)
Goldman Sach Group, Inc.
4.53%, 2/3/06		200,000	199,950
4.57%, 8/18/06		100,000	100,000
4.59%, 7/14/06		150,000	150,000
			449,950
Major Banks (1.4%)
PNC Bank NA
4.50%, 2/7/06		250,000	249,812
Total Commercial Paper (Cost $6,636,316)			6,636,316
Corporate Notes (3.5%)
Asset Backed — Securities (0.5%)
CC USA, Inc.
4.05%, 7/24/06	(a)	15,000	15,000
4.75%, 11/13/06	(a)	65,000	64,997
			79,997
Diversified Financial Services (0.7%)
General Electric Capital Corp.
4.24%, 12/15/06		125,000	125,164
Investment Bankers/Brokers/Services (1.2%)
Goldman Sachs Group, Inc.
4.12%, 8/7/06		140,000	140,000
Merrill Lynch & Co., Inc.
4.14%, 11/9/06		75,000	75,142
			215,142
Major Banks (1.1%)
World Savings Bank
4.31%, 2/1/06		200,000	200,000
Total Corporate Notes (Cost $620,303)			620,303
Extendible Notes (2.9%)
Banking (1.6%)
Fifth Third Bank
4.35%, 1/23/07	(a)(b)	150,000	150,000

3

HSBC USA, Inc.
4.19%, 3/15/07	(b)	130,000	130,000
			280,000
Diversified Financial Services (0.3%)
General Electric Capital Corp.
4.04%, 11/9/06		50,000	50,061
Investment Bankers/Brokers/Services (1.0%)
Merrill Lynch & Co., Inc.
4.45%, 3/15/07	(b)	175,000	175,000
Total Extendible Notes (Cost $505,061)			505,061
Floating Rate Notes (17.6%)
Asset Backed — Securities (7.5%)
Beta Finance, Inc.
4.45%, 3/14/06	(a)(b)	50,000	50,002
4.46%, 3/20/06	(a)(b)	125,000	125,001
4.57%, 5/24/06-9/11/06	(a)(b)	408,000	407,996
CC USA, Inc.
4.57%, 5/19/06	(a)(b)	78,000	77,999
Dorada Finance, Inc.
4.46%, 7/14/06	(a)(b)	35,000	35,002
4.57%, 5/25/06	(a)(b)	125,000	124,997
4.66%, 2/9/06	(a)(b)	60,000	60,001
Links Finance LLC
4.37%, 6/1/06	(a)(b)	75,000	75,001
4.43%, 11/14/06	(a)(b)	25,000	24,997
White Pine Finance LLC
3.81%, 10/16/06	(a)(b)	80,000	79,988
4.49%, 9/25/06	(a)(b)	75,000	74,990
4.49%, 8/25/06	(a)(b)	185,000	184,984
			1,320,958
Banking (2.5%)
Citigroup Inc.
4.52%, 3/29/06	(b)	225,000	224,996
HSBC USA, Inc.
3.06%, 5/16/06	(b)	75,000	75,000
Wells Fargo Bank NA
4.55%, 11/27/06	(b)	140,000	140,000
			439,996
Diversified Financial Services (1.8%)
General Electric Capital Corp.
4.35%, 12/29/06	(b)	200,000	200,000
4.52%, 4/9/07	(b)	120,000	120,192
			320,192
Finance — Automotive (0.6%)
Toyota Motor Credit Corp.
4.54%, 11/6/06	(b)	100,000	100,000
Investment Bankers/Brokers/Services (1.2%)
Citigroup Global Markets Holdings, Inc.
4.74%, 6/6/06	(b)	45,000	45,030

4

Merrill Lynch & Co., Inc.
4.79%, 2/17/06	(b)	177,000	177,032
			222,062
Major Banks (4.0%)
American Express Bank
4.36%, 6/13/06	(b)	150,000	150,018
Bank of America Corp.
4.56%, 6/7/06	(b)	100,000	100,000
Fifth Third Bank
4.34%, 11/6/06	(b)	105,000	104,985
Harris Trust & Savings Bank
4.57%, 5/3/06	(b)	100,000	100,000
National City Bank
4.53%, 7/26/06	(b)	97,000	97,016
SunTrust Bank
4.48%, 9/26/06	(b)	152,000	151,988
			704,007
Total Floating Rate Notes (Cost $3,107,215)			3,107,215
Master Note (1.5%)
Investment Bankers/Brokers/Services (1.5%)
Bank of America Corp.
2.33%, 2/20/06 (Cost $273,500)		273,500	273,500
Promissory Note (1.1%)
Investment Bankers/Brokers/Services (1.1%)
Goldman Sachs Group, Inc.
3.77%, 6/9/06 (Cost $200,000)		200,000	200,000
Time Deposit (13.7%)
Banking (2.8%)
Wells Fargo Bank NA
4.48%, 2/1/06		500,000	500,000
Major Banks (10.9%)
Bank of America Corp.
3.56%, 8/10/06	(b)	60,000	60,000
Fifth Third Bank
4.47%, 2/1/06		450,000	450,000
4.76%, 8/1/06		160,000	160,000
PNC Bank NA
4.46%, 2/1/06		350,000	350,000
Regions Bank of Alabama
4.47%, 2/1/06		500,000	500,000
SunTrust Bank
4.44%, 2/1/06		400,000	400,000
			1,920,000
Total Time Deposit (Cost $2,420,000)			2,420,000

5

Repurchase Agreements (20.1%)
Bear Stearns Cos., Inc., 4.46%, dated 1/31/06, due 2/1/06, repurchase price $900,112: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.49% to 5.83%, due 8/1/17 to 12/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.22% to 5.45%, due 11/1/17 to 4/1/37, valued at $918,002.	900,000	900,000

Deutsche Bank Securities, Inc., 4.46%,
dated 1/31/06, due 2/1/06, repurchase price $250,031: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 4.50% to 7.00%, due 3/20/26 to 1/15/41; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.62% to 6.04%, due 11/1/32 to 11/1/35; Federal Home Loan Mortgage Corp., Gold Pool: 4.50% to 9.00%, due 3/1/31 to 12/15/40; Federal National Mortgage Association, Adjustable Rate Mortgages:3.13% to 5.60%, due 6/1/27 to 12/1/35; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% to 7.50%, due 7/1/18 to 8/1/35, valued at $255,000.

	250,000	250,000
Goldman Sachs Group, Inc., 4.46%, dated 1/31/06, due 2/1/06, repurchase price $2,405,638: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.61% to 7.07%, due 2/1/32 to 1/1/36; Federal Home Loan Mortgage Corp., Gold Pool: 4.00% to 8.00%, due 11/1/10 to 2/1/36; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.24% to 5.66%, due 3/1/33 to 10/1/44; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% to 8.00%, due 7/1/15 to 2/1/36, valued at	2,405,340	2,405,340
Total Repurchase Agreements (Cost $3,555,340)		3,555,340
Total Investments (101.1%) (Cost $17,863,219)		17,863,219
Liabilities in Excess of Other Assets (-1.1%)		(196,690)
Net Assets (100%)		$17,666,529

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2006.

6

Tax-Exempt Portfolio
Portfolio of Investments
First Quarter Report
January 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (99.8%)
Commercial Paper (10.8%)
Austin, TX, Combined Utility Systems, Series A
3.05%, 2/28/06	$5,000	$5,000
Board of Governors of the University of North Carolina, Chapel Hill, Series 2004 B
3.10%, 3/7/06	10,000	10,000
Georgia Municipal Electric Authority, Series 1997 XB
3.00%, 2/27/06	13,300	13,300
Illinois Health Facilities Authority, Evanston Hospital Corp., Series 1995
2.90%, 2/23/06	13,000	13,000
Kentucky Asset Liability Commission, General Fund Second Series, Series 2005 A-2
3.15%, 11/1/25	15,000	15,000
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax, Series 2004 A
3.10%, 3/13/06	7,500	7,500
Palm Beach County School District, FL, Sales Tax, Series 2005
3.06%, 3/14/06	6,000	6,000
Philadelphia, PA, Gas Works, Series 2006 E
3.08%, 2/3/06	11,000	11,000
Sunshine State Governmental Financing Commission, FL, City of Orlando, Series H
3.06%, 3/14/06	6,000	6,000
Texas Department of Transportation, State Highway Fund, Series 2005 A
3.05%, 3/7/06	15,000	15,000
University of Minnesota Regents, Series 2005 A
3.00%, 2/27/06	17,000	17,000
		118,800
Daily Variable Rate Bonds (2.8%)
Allegheny County Higher Education Building Authority, PA, Carnegie Mellon University, Series 1998
3.03%, 12/1/33	9,650	9,650
Harris County Health Facilities Development Corp., TX, Methodist Hospital System, Series 2005 B
3.06%, 12/1/32	15,200	15,200
Harris County Health Facilities Development Corp., TX, St. Luke’s Episcopal Hospital, Series 2001 B
3.06%, 2/15/31	70	70
Missouri Development Finance Board, Nelson Gallery Foundation, Series 2001 B (MBIA)
3.04%, 12/1/31	2,100	2,100
Missouri Development Finance Board, Nelson Gallery Foundation, Series 2004 A
3.04%, 12/1/33	1,300	1,300
Murray City, UT, IHC Health Services, Inc., Series 2005 A
3.06%, 5/15/37	2,000	2,000
Washington Health Care Facilities Authority, Providence Services, Series 2002 A (MBIA)
3.06%, 12/1/30	1,000	1,000
		31,320
Municipal Bonds & Notes (12.6%)
Aiken County Consolidated School District, SC, Series 2005 BANs
3.25%, 7/14/06	2,800	2,800
Beaufort County School District, SC, Series 2005 A BANs
3.15%, 7/14/06	2,200	2,200
Beaver Area School District, PA, Series 2005 TRANs
3.50%, 6/30/06	1,709	1,712
Bend-La Pine Administrative School District No. 1, OR, Series 2005 TRANs
4.00%, 6/29/06	5,000	5,022
Burnt Hills - Ballston Lake Central School District, NY, Series 2005 A TANs
3.75%, 7/13/06	1,250	1,255
Friendship Central School District, NY, Series 2005 BANs
4.00%, 8/3/06	3,000	3,017
Gloversville City School District, NY, Series 2005 BANs
4.50%, 9/28/06	7,800	7,858
Hastings, NY, Series 2005 BANs
3.25%, 7/14/06	1,500	1,500

Illinois, Certificates, Series 2005
4.50%, 4/28/06	15,000	15,048
Lexington, MA, Series 2005 BANs
3.25%, 2/1/06	6,803	6,803
Marlboro Central School District, NY, Series 2005 BANs
4.25%, 4/13/06	3,273	3,280
Maryland Community Development Administration, Department of Housing and Community Development Residential Notes 2005, Series F
3.12%, 11/24/06	7,000	7,000
Menomonee Falls School District, WI, Series 2005 TRANs
4.25%, 8/24/06	11,000	11,067
New Bedford, MA, Series 2005 BANs
4.00%, 2/24/06	13,605	13,615
New Berlin School District, WI, Series 2005 NANs
4.00%, 2/15/06	8,500	8,504
New Jersey, Series Fiscal 2006 A TRANs
4.00%, 6/23/06	6,000	6,017
Pioneer Valley Transportation Authority, MA, Series 2005 RANs
4.00%, 8/3/06	1,000	1,005
Plainfield, NJ, Series 2005 BANs
4.75%, 9/21/06	11,780	11,894
Spartanburg County School District, SC, Series 2005 BANs
5.25%, 11/16/06	10,000	10,160
Texas, Series 2005 TRANs
4.50%, 8/31/06	12,000	12,083
Utica City School District, NY, Series 2005 RANs
4.00%, 6/23/06	1,500	1,506
Wachusett Regional School District, MA, Series 2005 RANs
3.75%, 6/30/06	1,500	1,506
Worcester Regional Transportation Authority, MA, Series 2005 RANs
4.00%, 6/30/06	4,500	4,507
		139,359
Put Option Bonds (3.4%)
Northside Independent School District, TX, Series 2005
2.85%, 6/15/35	9,000	9,000
Oklahoma Water Resources Board, State Loan, Series 1994 A
2.80%, 9/1/23	6,020	6,020
Oklahoma Water Resources Board, State Loan, Series 1999
2.80%, 9/1/32	3,200	3,200
Oklahoma Water Resources Board, State Loan, Series 2003 A
2.85%, 10/1/36	4,845	4,845
Plaquemines Port Harbor & Terminal District, LA, Chevron Pipe Line Co., Series 1984
3.00%, 9/1/08	4,700	4,700
Tulsa County Industrial Authority, OK, Capital Improvement, Series 2003 A
3.13%, 5/15/17	10,000	10,000
		37,765
Weekly Variable Rate Bonds (70.2%)
American Public Energy Agency, NE, Gas Supply, Series 2005 A
3.03%, 12/1/15	700	700
American Public Energy Agency, NE, National Public Gas Agency 2003, Series A
3.03%, 2/1/14	17,819	17,819
Arizona Tourism & Sports Authority, Multipurpose Stadium, Series 2003 A ROCs II-R, Series 2134 (MBIA)
3.06%, 7/1/21	1,785	1,785
Atlanta, GA, Water & Wastewater, Series 2004 Floater-TRs, Series 2006 K2 (FSA)
3.08%, 11/1/43	4,500	4,500
Barbers Hill Independent School District, TX, Series 2005 P-FLOATs PT-2982
2.53%, 2/15/24	9,140	9,140
Berkeley County School District, SC, School Building, Series 2005 P-FLOATs PT-3094
2.64%, 2/1/17	5,325	5,325
Bexar County Housing Finance Corp., TX, Multi-Family P-FLOATs PT-2082
2.57%, 1/20/10	1,500	1,500
Broward County School Board, FL, Series 2005 COPs (FSA)
3.02%, 7/1/21	13,500	13,500
Centerra Metropolitan District No. 1, CO, Series 2004
3.05%, 12/1/29	7,900	7,900

Charlotte, NC, Convention Facility, Series 2003 B COPs
3.07%, 12/1/21	5,000	5,000
Charlotte-Mecklenburg Hospital Authority, NC, Carolinas HealthCare System, Series 2005 A TOCs, Series SS
3.06%, 3/22/13	13,315	13,315
Chicago Board of Education, IL, Series 2004 D (FSA)
3.04%, 3/1/23	4,000	4,000
Chicago, IL, Chicago O’Hare International Airport Third Lien, Series 2005 C (CIFG)
3.06%, 1/1/35	7,300	7,300
Clark County, NV, Airport Improvement, Refinancing 1993, Series A (MBIA)
3.04%, 7/1/12	15,700	15,700
Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio, Series 2005 A
3.04%, 3/1/25	6,255	6,255
Colorado Health Facilities Authority, Catholic Health Initiatives, Series 2004 B-4
3.04%, 3/1/23	1,300	1,300
Columbus Development Authority, GA, Student Housing Facilities, Series 2005 A
3.06%, 9/1/30	5,425	5,425
Denver Urban Renewal Authority, CO, Stapleton Senior Tax Increment, Series 2004 A-1 P-FLOATs PT-999
2.63%, 12/1/24	1,500	1,500
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000 A
3.05%, 11/1/30	10,700	10,700
Detroit, MI, Sewage Disposal System Sr. Lien 2001, Series C-1 (FSA)
3.04%, 7/1/27	15,495	15,495
Detroit, MI, Water Supply System Refinancing Second Lien, Series 2001-C (FGIC)
3.01%, 7/1/29	8,095	8,095
Dickinson County Economic Development Corp., MI, International Paper, Series 2002 A ROCs II-R, Series-439CE
3.08%, 12/1/10	5,330	5,330
Duncanville Independent School District, TX, Series 2005 P-FLOATs PT-3224
2.64%, 2/15/26	6,000	6,000
East Bay Municipal Utility District, CA, Water System Sub Refinancing, Series 2005 B-1 (XLCA)
2.98%, 6/1/38	5,500	5,500
Easton Area School District, PA, Series 2005 (FSA)
3.04%, 4/1/21	5,000	5,000
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation, Series 2005 A-2
3.02%, 5/15/35	8,000	8,000
Florida Department of Environmental Protection, Everglades Restoration, Series 2006 B (Ambac)
3.08%, 7/1/25	9,500	9,500
Fort Wayne, IN, Health Quest Realty X, Series 1993 A TOBs (FHA)
3.20%, 8/1/13	1,250	1,250
Franklin County, OH, Doctors OhioHealth Corp., Series 2001 A ROCs II-R, Series 55
3.06%, 6/1/17	14,535	14,535
Fulton County Development Authority, GA, St. George Village CCRC, Series 2004
3.02%, 4/1/34	14,700	14,700
Georgia Municipal Gas Authority, Gas Portfolio II, Series 1997 C
3.05%, 1/1/08	19,500	19,500
Glendale Heights, IL, Glendale Lakes, Series 2000
3.03%, 3/1/30	2,445	2,445
Hamilton County, OH, Twin Towers and Twin Lakes, Series 2003 A
3.05%, 7/1/23	1,500	1,500
Harrisburg Authority, PA, Harrisburg School District, Series 2006 (FSA)
3.03%, 12/1/31	24,000	24,000
Hawaii Department of Budget and Finance, Queens Health System 1998, Series A
3.00%, 7/1/26	4,800	4,800
Holt Public Schools, MI, Refinancing, Series 2002
3.02%, 5/1/30	3,645	3,645
Houston, TX, Combined Utility System, MERLOTs 2004, Series C13 (MBIA)
3.06%, 5/15/25	1,310	1,310
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Series 1999 (Ambac)
3.05%, 9/1/24	7,460	7,460
Illinois Development Finance Authority, Palos Community Hospital, Series 1998
3.06%, 9/1/15	8,000	8,000
Illinois Finance Authority, Northwestern University, Series 2004 B
3.00%, 12/1/34	10,000	10,000
Illinois Toll Highway Authority, Toll Highway Senior Priority, Series 2005 A P-FLOATs PT-3158 (FSA)
2.60%, 1/1/23	5,340	5,340

Indiana Educational Facilities Authority, Bethel College, Series 2004
3.02%, 2/1/34	6,040	6,040
Indiana Health & Educational Facility Financing Authority, Clarian Health Obligated Group, Series 2000 C
3.07%, 3/1/30	20,000	20,000
Indiana Health Facility Financing Authority, Community Health Network, Series 2005 C
3.02%, 5/1/35	7,000	7,000
Indianapolis Local Public Improvement Bond Bank, IN, Waterworks, Series 2005 H (MBIA)
3.02%, 1/1/37	7,000	7,000
Jackson County Hospital Finance Authority, MI, W. A. Foote Memorial Hospital, Series 2005 A
3.02%, 6/1/32	2,400	2,400
Kansas City Industrial Development Authority, MO, Kansas City Downtown Redevelopment District, Series 2005 A (Ambac)
3.05%, 12/1/32	10,000	10,000
Kansas City Tax Increment Financing Commission, MO, Chouteau I-34, Series 2003 A (MBIA)
3.05%, 3/1/24	7,195	7,195
King County, WA, Harborview Medical Center ROCs II-R, Series 5036 (Ambac)
3.07%, 12/1/13	1,810	1,810
Kirkwood School District Educational Facilities Authority, MO, Series 2005 B P-FLOATs PT-3164 (MBIA)
2.70%, 2/15/24	8,015	8,015
Lancaster County Hospital Authority, PA, Willow Valley Retirement Communities, Series 2002 B (Radian)
3.05%, 12/1/07	10,850	10,850
Las Vegas, NV, Andre Agassi Charitable Foundation, Series 2005
3.02%, 10/1/35	9,500	9,500
Leesburg, FL, The Villages Regional Hospital, Series 2006 (Radian)
3.13%, 7/1/36	8,000	8,000
Louisville/Jefferson County Metro Government, KY, Waterford Place Apartments, Series 2003
3.02%, 1/1/34	12,975	12,975
Massachusetts Development Finance Agency, Dana Hall School, Series 2004
3.03%, 6/1/34	2,500	2,500
Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Obligated Group 2004, Series D (Assured Guaranty)
3.08%, 11/15/35	5,000	5,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System, Inc., 2003, Series D-4
3.00%, 7/1/38	3,900	3,900
Merrillville, IN, Southlake Care Center, Series 1992 A TOBs (FHA)
3.20%, 7/1/11	570	570
Metropolitan Transportation Authority, NY, ROCs II-R, Series 263 (FSA)
3.06%, 11/15/30	7,680	7,680
Miami-Dade County Educational Facilities Authority, FL, Carlos Albizu University, Series 2000
3.07%, 12/1/25	9,000	9,000
Minneapolis, MN, Fairview Health Services, Series 2005 A (Ambac)
3.03%, 11/15/32	9,400	9,400
Minneapolis, MN, Guthrie Theater on the River, Series 2003 A
3.02%, 10/1/23	8,300	8,300
Mississippi Development Bank, MGAM Natural Gas Supply, Series 2005
3.03%, 7/1/15	8,402	8,402
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Series 2004B1 P- FLOATs PA-1276
2.58%, 9/1/24	7,100	7,100
Municipal Securities Pooled Trust Receipts, Various States, Series 2004 SG P-18
2.81%, 1/1/35	7,834	7,834
Nevada System of Higher Education, NV, PUTTERs, Series 1134 2005 B (Ambac)
3.06%, 7/1/13	5,300	5,300
New Castle County, DE, University Courtyard Apartments, Series 2005
3.06%, 8/1/31	5,000	5,000
New Hampshire Business Finance Authority, Cottage Hospital, Series 2005
3.02%, 7/1/35	6,600	6,600
New Hampshire Health & Education Facilities Authority, Weeks Medical Center, Series 2005 A
3.02%, 7/1/35	3,545	3,545
New Jersey Economic Development Authority, School Facilities Construction, Series 2005 O ROCs II-R, Series 437
3.07%, 3/1/13	12,400	12,400

New Jersey Transportation Trust Fund Authority, Series 2004 A PUTTERs, Series 503 (FGIC)
3.06%, 6/15/12	2,440	2,440
New York State Dormitory Authority, Mount St. Mary College, Series 2005 (Radian)
3.07%, 7/1/35	3,000	3,000
New York State Local Government Assistance Corp., Series 1994 B
2.94%, 4/1/23	3,700	3,700
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004
3.05%, 7/1/19	5,200	5,200
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002
3.04%, 10/1/32	2,600	2,600
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Series 2003
3.07%, 10/1/18	4,740	4,740
North Charleston, SC, Municipal Golf Course, Series 2003
3.10%, 5/1/24	11,520	11,520
Oak Forest, IL, Homewood South Suburban Mayors & Managers Association, Series 1989
3.02%, 7/1/24	13,050	13,050
Oak Park Heights, MN, Multifamily Boutwells Landing, Series 2005
3.04%, 11/1/35	15,000	15,000
Oklahoma Capitol Improvement Authority, State Facilities, Series 2005 F P-FLOATs PT-3286 (Ambac)
3.02%, 7/1/30	400	400
Omaha Public Power District, NE, Separate Electric System 2005, Series A TOCs, Series 2005 NN (Ambac)
3.55%, 11/29/13	7,590	7,590
Omaha, NE, Eagle #2004001 Class A
3.06%, 4/1/26	1,000	1,000
Oregon Department of Administrative Services, COPs, Series 2005 B ROCs II-R, Series 7017 (FGIC)
3.06%, 11/1/23	3,000	3,000
Oregon, Homeowner, Series 2005 A P-FLOATs MT-133
2.61%, 5/1/10	13,335	13,335
Oregon, Veterans’ Series 73G
3.00%, 12/1/18	4,800	4,800
Park Creek Metropolitan District, CO, Series 2005 P-FLOATs MT-157
2.84%, 12/1/37	14,995	14,995
Philadelphia, PA, Gas Works Sixth, Series 1998 (FSA)
3.10%, 8/1/31	10,000	10,000
Phoenix Industrial Development Authority, AZ, Sunset Ranch Floater-TRs, Series 2001 FR/RI-C11
3.16%, 12/1/27	7,900	7,900
Pima County Industrial Development Authority, AZ, El Dorado Hospital, Series 2004
3.05%, 4/1/38	1,000	1,000
Polk County School Board, FL, Series 2003 A COPs (FSA)
3.04%, 1/1/28	4,600	4,600
Portage County, OH, Robinson Memorial Hospital, Series 2005
3.07%, 11/1/22	16,225	16,225
Portsmouth, VA, Series 2005 A ROCs II-R, Series 6054 (MBIA)
3.06%, 4/1/13	3,180	3,180
Puerto Rico Public Buildings Authority, Government Facilities, Series I P-FLOATs MT-188
3.20%, 7/1/23	6,255	6,255
Purdue University, IN, Student Facilities System, Series 2005 A
3.01%, 7/1/29	3,200	3,200
Regional Transportation Authority, IL, Refinancing, Series 2005 B
3.03%, 6/1/25	3,510	3,510
Rhode Island Convention Center Authority, Refinancing 2001, Series A (MBIA)
3.04%, 5/15/27	1,255	1,255
Rhode Island Economic Development Corp., Airport 2005, Series C P-FLOATS PT-2953 (MBIA)
2.32%, 7/1/23	2,165	2,165
Rhode Island Health & Educational Building Corp., Meeting Street Center, Series 2005
3.04%, 6/1/35	6,400	6,400
Roaring Fork Municipal Products, WA, Washington Class A Certificates, Series 2005-4 (FSA)
3.10%, 1/1/20	9,395	9,395
Route 3 North Transportation Improvements Association, MA, Series 2002 B (Ambac)
3.04%, 6/15/33	2,500	2,500
Sayre Health Care Facilities Authority, PA, VHA of Pennsylvania, Inc., Capital Asset Financing, Series 1985 B (Ambac)
3.05%, 12/1/20	1,700	1,700
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital, Series 2005 A (Radian)
3.07%, 10/1/35	5,000	5,000

South Carolina Transportation Infrastructure, Series 2003A ROCs R-466 (Ambac)
3.06%, 10/1/27	12,000	12,000
South Carolina, Research University Infrastructure, Series 2005 A P-FLOATs PT-3245
2.65%, 11/1/20	10,780	10,780
St. Joseph County, IN, Logan Community Resources, Series 2004
3.04%, 5/1/34	6,500	6,500
Texas Water Development Board, Revolving Fund Senior Lien, Series 2000 A P-FLOATs PT-2187
2.56%, 7/15/21	1,040	1,040
University of Minnesota Regents, Series 1999 A
3.08%, 1/1/34	1,005	1,005
Virginia Public Building Authority, Series B ROCs II-R, Series 6027
3.06%, 8/1/14	1,390	1,390
Volusia County Educational Facilities Authority, FL, Embry-Riddle Aeronautical University, Series 2005 ROCs II-R, Series 440 (Radian)
3.07%, 10/15/13	3,125	3,125
Washington Higher Education Facilities Authority, Whitman College, Series 2004
3.02%, 10/1/29	5,070	5,070
Wichita, KS, St. Francis Regional Medical Center, P-FLOATs, MT-170 (MBIA)
3.42%, 10/1/17	14,900	14,900
Williamsburg, KY, Cumberland College, Series 2002
3.02%, 9/1/32	1,375	1,375
		775,225
Total Tax-Exempt Instruments (Cost $1,102,469)		1,102,469
Total Investments (99.8%) (Cost $1,102,469)		1,102,469
Other Assets in Excess of Liabilities (0.2%)		2,735
Net Assets (100%)		$1,105,204

Ambac	— Ambac Assurance Corp.
Assured Guaranty	— Assured Guaranty, Ltd.
BANs	— Bond Anticipation Notes
CIFG	— CDC IXIS Financial Guaranty
COPs	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance, Inc.
MBIA	— MBIA Insurance Corp.
NANs	— Note Anticipation Notes
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
Radian	— Radian Group, Inc.
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
XLCA	— XL Capital Assurance

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (100.2%)
Bear Stearns Cos., Inc., 4.30%, dated 1/31/06, due 2/1/06, repurchase price $13,002; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 9.88%, due 11/15/15, valued at $13,269.	$13,000	$13,000
CS First Boston LLC, 4.39%, dated 1/31/06, due 2/1/06, repurchase price $13,347; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.88%, due 2/15/19, valued at $13,615.	13,345	13,345
Deutsche Bank Securities, Inc., 4.39%, dated 1/31/06, due 2/1/06, repurchase price $13,802; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 7.00%, due 7/15/06, valued at $14,077.	13,800	13,800
Goldman Sachs Group, Inc., 4.39%, dated 1/31/06, due 2/7/06, repurchase price $1,001; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 10.63%, due 8/15/15, valued at $1,021.	1,000	1,000
J.P. Morgan Securities, Inc., 4.33% dated 1/31/06, due 2/1/06, repurchase price $17,002; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.50%, due 11/15/10, valued at $17,343.	17,000	17,000
Merrill Lynch, 4.37%, dated 1/31/06, due 2/1/06, repurchase price $14,002; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.50%, due 11/15/15, valued at $14,281.	14,000	14,000
UBS Securities LLC, 4.39%, dated 1/31/06, due 2/1/06, repurchase price $14,002; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 2.38%, due 1/15/25, valued at $14,280.	14,000	14,000
Total Investments (100.2%) (Cost $86,145)		86,145
Liabilities in Excess of Other Assets (-0.2%)		(152)
Net Assets (100%)		$85,993

1

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 23, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 23, 2006